Summarizes the Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Match funded advances	$ 430,040
Other assets(1)	19,492	[1]	[1]
Total assets	449,532
Match funded liabilities	368,467
Other liabilities	511
Total liabilities	$ 368,978

[1]	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.